Provisions - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators	€ 114	€ 102	€ 414
Charge recognized for U.S. diesel emission matters	€ 748
Warranty provision, recall of airbag inflators
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators			414
Warranty provision, contested with supplier
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators			€ 132
NAFTA
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators		29
LATAM
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators		€ 73